Goodwill and intangible assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) cash_generating_unit	Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash_generating_unit	5
Goodwill	$ 19,149	$ 19,149
Intangible assets	202,051	197,762
Goodwill impairment	0
Managed equities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,200	1,200
Exchange listed products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	17,900	17,900
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 182,902	$ 178,613
Fund management contracts (indefinite life) | Discount Rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Measurement input, discount rate (percent)	0.0925